Prepaid Expenses and Other Current Assets (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid insurance premiums		$ 70,000	$ 78,000
Security deposit		21,000	21,000
Other		34,000	10,000
Prepaid expenses and other current assets	$ 59,000	$ 125,000	$ 109,000